Capital disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 582	$ 598
Cash and cash equivalents	900	1,162	$ 1,568
Cheques Issued In Excess Of Funds On Deposit	0	0
Net Borrowings	(361)	(625)
Equity	7,223	7,619	$ 7,656
Borrowings And Equity	$ 7,805	$ 8,217
Total Debt To Total Capital Ratio	7.00%	7.00%
Total Capital and Debt	$ 6,862	$ 6,994
Total Net Debt To Net Capital	(5.00%)	(9.00%)
Operating Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	39	37
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Borrowings	500	500
Derivatives
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Open letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 43	$ 61